Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.7%)
Communication Services (6.7%)
*	Alphabet Inc. Class A	1,908,254	228,418
*	Alphabet Inc. Class C	1,451,743	175,617
*	Meta Platforms Inc. Class A	585,638	168,066
	AT&T Inc.	2,817,937	44,946
*	Netflix Inc.	96,006	42,290
*	Live Nation Entertainment Inc.	309,637	28,211
*	Charter Communications Inc. Class A	67,188	24,683
	Verizon Communications Inc.	561,513	20,883
	Comcast Corp. Class A	417,897	17,364
*	Match Group Inc.	336,556	14,085
*	Snap Inc. Class A	770,900	9,127
	Electronic Arts Inc.	58,834	7,631
*	Spotify Technology SA	45,300	7,273
	Fox Corp. Class B	206,419	6,583
*	Activision Blizzard Inc.	51,700	4,358
*	T-Mobile US Inc.	30,239	4,200
*	Warner Bros Discovery Inc.	179,800	2,255
	Fox Corp. Class A	57,800	1,965
	Interpublic Group of Cos. Inc.	49,415	1,906
*	Pinterest Inc. Class A	68,335	1,868
	Lumen Technologies Inc.	663,800	1,500
	Warner Music Group Corp. Class A	54,200	1,414
*	Yelp Inc. Class A	35,900	1,307
	Iridium Communications Inc.	19,800	1,230
[1]	Paramount Global Class B	64,900	1,033
*	Gogo Inc.	54,200	922
*	Liberty Media Corp.-Liberty Formula One Class C	11,100	836
*	Sciplay Corp. Class A	38,700	762
*	Liberty Global plc Class A	43,700	737
*	Vimeo Inc.	173,900	716
	Omnicom Group Inc.	7,000	666
*	AMC Networks Inc. Class A	45,902	549
*	Eventbrite Inc. Class A	52,200	498
*	ZipRecruiter Inc. Class A	25,578	454
*	Lions Gate Entertainment Corp. Class A	43,790	387
*	Liberty Media Corp.- Liberty Formula One Class A	5,000	338
*	QuinStreet Inc.	28,900	255
*	Altice USA Inc. Class A	64,700	195
*	Globalstar Inc.	168,600	182
*	Gannett Co. Inc.	73,400	165
*	Consolidated Communications Holdings Inc.	37,500	144
*	Bumble Inc. Class A	8,223	138

		Shares	Market Value ($000)
*	IDT Corp. Class B	5,000	129
*	Cinemark Holdings Inc.	6,400	106
	Gray Television Inc.	9,100	72
*	WideOpenWest Inc.	5,722	48
*	DHI Group Inc.	10,200	39
	Entravision Communications Corp. Class A	4,500	20
*	comScore Inc.	8,299	7
*,2	Yandex NV Class A	23,500	—
			826,578
Consumer Discretionary (11.8%)
*	Amazon.com Inc.	2,310,073	301,141
*	Tesla Inc.	871,796	228,210
*	Booking Holdings Inc.	26,710	72,126
	Marriott International Inc. Class A	359,257	65,992
	Lowe's Cos. Inc.	290,135	65,483
	McDonald's Corp.	206,040	61,484
	Starbucks Corp.	498,006	49,332
	Home Depot Inc.	154,487	47,990
	TJX Cos. Inc.	534,782	45,344
	Yum! Brands Inc.	293,613	40,680
	PulteGroup Inc.	509,981	39,615
*	O'Reilly Automotive Inc.	36,469	34,839
*	Expedia Group Inc.	309,577	33,865
*	Chipotle Mexican Grill Inc. Class A	15,011	32,109
	MGM Resorts International	652,328	28,650
*	AutoZone Inc.	10,073	25,116
	General Motors Co.	603,274	23,262
	eBay Inc.	465,043	20,783
	Tapestry Inc.	436,766	18,694
	NIKE Inc. Class B	159,661	17,622
	Ford Motor Co.	960,800	14,537
	Lennar Corp. Class A	113,995	14,285
	Darden Restaurants Inc.	83,083	13,881
*	Royal Caribbean Cruises Ltd.	131,760	13,669
	Domino's Pizza Inc.	36,440	12,280
	Genuine Parts Co.	65,468	11,079
*	Ulta Beauty Inc.	21,061	9,911
	Bath & Body Works Inc.	252,730	9,477
	DR Horton Inc.	56,480	6,873
	BorgWarner Inc. (XNYS)	136,420	6,672
*	Mohawk Industries Inc.	59,820	6,171
	Advance Auto Parts Inc.	86,100	6,053
	VF Corp.	285,800	5,456
	Penske Automotive Group Inc.	32,700	5,449
	LKQ Corp.	90,964	5,300
	Hilton Worldwide Holdings Inc.	25,310	3,684
	Dick's Sporting Goods Inc.	25,200	3,331
	Harley-Davidson Inc.	87,000	3,063
*	Las Vegas Sands Corp.	52,730	3,058
	Best Buy Co. Inc.	37,300	3,057
*	Overstock.com Inc.	88,759	2,891
*	Figs Inc. Class A	347,000	2,870
*	AutoNation Inc.	16,900	2,782
*	Carnival Corp.	145,470	2,739
*	Coupang Inc. Class A	149,700	2,605
*	Chegg Inc.	286,000	2,540
*	Airbnb Inc. Class A	18,000	2,307
*	Duolingo Inc.	12,100	1,730

		Shares	Market Value ($000)
*	Under Armour Inc. Class C	245,200	1,645
	Pool Corp.	4,100	1,536
	Toll Brothers Inc.	19,200	1,518
	Churchill Downs Inc.	10,300	1,433
*	Coursera Inc.	96,698	1,259
*	Burlington Stores Inc.	7,900	1,243
*	GoPro Inc. Class A	282,200	1,168
	Murphy USA Inc.	3,000	933
	Acushnet Holdings Corp.	17,000	930
	Wingstop Inc.	4,500	901
*	Aptiv plc	8,500	868
*	NVR Inc.	122	775
	H&R Block Inc.	22,000	701
*	Floor & Decor Holdings Inc. Class A	6,400	665
	Garmin Ltd.	6,200	647
	Group 1 Automotive Inc.	2,500	645
*	Sleep Number Corp.	22,700	619
	Laureate Education Inc.	50,900	615
	Texas Roadhouse Inc. Class A	5,200	584
*	Skechers USA Inc.	10,900	574
	Aaron's Co. Inc.	37,400	529
	Ross Stores Inc.	4,700	527
	Williams-Sonoma Inc.	4,000	501
	Travel & Leisure Co.	12,400	500
	Yum China Holdings Inc.	8,300	469
*	CarMax Inc.	5,300	444
	Valvoline Inc.	10,600	398
*	Under Armour Inc. Class A	51,300	370
*	Skyline Champion Corp.	5,600	367
	Bloomin' Brands Inc.	12,100	325
*	Playa Hotels & Resorts NV	38,300	312
*	Grand Canyon Education Inc.	2,774	286
*	Qurate Retail Inc. Series A	287,100	284
	Service Corp. International	4,300	278
	Signet Jewelers Ltd.	4,200	274
	Wendy's Co.	11,300	246
*	Genesco Inc.	9,800	245
*	Green Brick Partners Inc.	4,200	239
*	Zumiez Inc.	10,800	180
*	CarParts.com Inc.	41,800	178
*	YETI Holdings Inc.	3,900	151
*	Mattel Inc.	7,100	139
*	LL Flooring Holdings Inc.	33,139	127
*	Fossil Group Inc.	48,098	124
*	2U Inc.	27,573	111
*	Universal Electronics Inc.	10,584	102
	Red Rock Resorts Inc. Class A	1,900	89
*	American Public Education Inc.	18,000	85
*	G-III Apparel Group Ltd.	3,500	67
*	Noodles & Co. Class A	16,088	54
	PVH Corp.	600	51
*	Container Store Group Inc.	13,597	43
*	Unifi Inc.	3,438	28
*	American Outdoor Brands Inc.	2,603	23
	Cato Corp. Class A	2,200	18
*	Duluth Holdings Inc. Class B	2,768	17
*	Century Casinos Inc.	490	3
			1,457,530

		Shares	Market Value ($000)
Consumer Staples (7.4%)
	Procter & Gamble Co.	766,040	116,239
	Coca-Cola Co.	1,812,752	109,164
	PepsiCo Inc.	528,310	97,854
	Walmart Inc.	519,185	81,605
	Costco Wholesale Corp.	140,092	75,423
	Hershey Co.	189,613	47,346
	Philip Morris International Inc.	409,092	39,936
	Altria Group Inc.	871,124	39,462
	Colgate-Palmolive Co.	486,235	37,460
	Kroger Co.	713,359	33,528
	Kimberly-Clark Corp.	206,933	28,569
*	Monster Beverage Corp.	459,250	26,379
	Archer-Daniels-Midland Co.	342,326	25,866
	Constellation Brands Inc. Class A	92,418	22,747
	Lamb Weston Holdings Inc.	186,848	21,478
	Conagra Brands Inc.	522,932	17,633
	General Mills Inc.	194,472	14,916
	Mondelez International Inc. Class A	184,841	13,482
	Brown-Forman Corp. Class B	185,970	12,419
	Dollar General Corp.	56,800	9,643
	Sysco Corp.	107,694	7,991
	Keurig Dr Pepper Inc.	253,800	7,936
	J M Smucker Co.	37,321	5,511
	Tyson Foods Inc. Class A	59,200	3,022
	Coca-Cola Europacific Partners plc	41,700	2,687
	Church & Dwight Co. Inc.	23,859	2,391
	Campbell Soup Co.	43,100	1,970
*	United Natural Foods Inc.	83,400	1,630
	Molson Coors Beverage Co. Class B	24,500	1,613
	Kraft Heinz Co.	44,026	1,563
	Estee Lauder Cos. Inc. Class A	6,100	1,198
	Clorox Co.	7,082	1,126
	Vector Group Ltd.	71,600	917
	Coca-Cola Consolidated Inc.	1,330	846
*	Performance Food Group Co.	13,614	820
*	BJ's Wholesale Club Holdings Inc.	10,590	667
*	Celsius Holdings Inc.	4,100	612
*	Olaplex Holdings Inc.	150,800	561
*	US Foods Holding Corp.	12,242	539
*	Kenvue Inc.	12,400	328
	SpartanNash Co.	11,500	259
*	Sovos Brands Inc.	10,100	198
	Reynolds Consumer Products Inc.	6,500	184
	McCormick & Co. Inc.	1,800	157
*	Vita Coco Co. Inc.	4,600	124
			915,999
Energy (3.6%)
	Exxon Mobil Corp.	1,188,051	127,418
	Chevron Corp.	624,336	98,239
	Marathon Petroleum Corp.	336,624	39,250
	ConocoPhillips	291,746	30,228
	EOG Resources Inc.	254,525	29,128
	Valero Energy Corp.	209,324	24,554
	Phillips 66	198,098	18,895
	Targa Resources Corp.	142,700	10,860
	Baker Hughes Co. Class A	304,356	9,621
	Cheniere Energy Inc.	62,800	9,568

		Shares	Market Value ($000)
	Hess Corp.	50,900	6,920
*	Southwestern Energy Co.	1,029,000	6,184
	Range Resources Corp.	183,900	5,407
	Schlumberger NV	83,251	4,089
	Halliburton Co.	116,990	3,860
	Marathon Oil Corp.	160,214	3,688
*	Transocean Ltd. (XNYS)	403,900	2,831
	Equitrans Midstream Corp.	266,400	2,547
	ONEOK Inc.	38,200	2,358
[1]	Comstock Resources Inc.	126,400	1,466
	Williams Cos. Inc.	29,700	969
*,1	Tellurian Inc.	654,700	923
	Occidental Petroleum Corp.	15,600	917
*	Denbury Inc.	7,900	681
	SM Energy Co.	20,700	655
	Golar LNG Ltd.	26,200	528
*	Par Pacific Holdings Inc.	19,000	506
*	Oceaneering International Inc.	26,498	496
	NOV Inc.	26,200	420
	Kinder Morgan Inc.	23,400	403
	Scorpio Tankers Inc.	8,000	378
	Texas Pacific Land Corp.	213	280
	PBF Energy Inc. Class A	5,200	213
	Murphy Oil Corp.	5,200	199
*	Teekay Corp.	30,400	184
	DHT Holdings Inc.	20,500	175
	Patterson-UTI Energy Inc.	13,400	160
*	US Silica Holdings Inc.	12,000	146
	ChampionX Corp.	3,100	96
*,1	Gevo Inc.	58,800	89
	SFL Corp. Ltd.	8,700	81
*	Diamond Offshore Drilling Inc.	5,300	76
*	NexTier Oilfield Solutions Inc.	3,800	34
*	CNX Resources Corp.	900	16
			445,736
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	564,254	192,411
	Visa Inc. Class A	654,980	155,545
	Mastercard Inc. Class A	290,756	114,354
	JPMorgan Chase & Co.	595,772	86,649
*	PayPal Holdings Inc.	960,622	64,102
	American Express Co.	356,803	62,155
	Bank of America Corp.	1,860,126	53,367
	CME Group Inc.	285,162	52,838
	Chubb Ltd.	252,100	48,544
	American International Group Inc.	716,816	41,246
	Everest Re Group Ltd.	102,733	35,120
	Wells Fargo & Co.	688,062	29,366
	Discover Financial Services	248,630	29,052
	Loews Corp.	488,548	29,010
	W R Berkley Corp.	481,121	28,656
	Citigroup Inc.	596,881	27,480
	Ameriprise Financial Inc.	76,474	25,402
	Progressive Corp.	187,496	24,819
	Synchrony Financial	648,954	22,013
	MetLife Inc.	378,347	21,388
*	Arch Capital Group Ltd.	233,841	17,503
	Cboe Global Markets Inc.	125,795	17,361

		Shares	Market Value ($000)
	Marsh & McLennan Cos. Inc.	88,760	16,694
	Bank of New York Mellon Corp.	342,836	15,263
*	Fiserv Inc.	120,966	15,260
	Hartford Financial Services Group Inc.	200,170	14,416
	Moody's Corp.	37,233	12,947
	Allstate Corp.	118,134	12,881
	Fidelity National Information Services Inc.	205,004	11,214
	Charles Schwab Corp.	154,626	8,764
	Travelers Cos. Inc.	49,830	8,653
*	FleetCor Technologies Inc.	33,850	8,499
	PNC Financial Services Group Inc.	64,500	8,124
	Affiliated Managers Group Inc.	50,910	7,631
	MarketAxess Holdings Inc.	28,638	7,487
	State Street Corp.	101,282	7,412
	Morgan Stanley	73,400	6,268
	Globe Life Inc.	55,118	6,042
	MSCI Inc. Class A	12,600	5,913
	Intercontinental Exchange Inc.	46,565	5,266
	Cincinnati Financial Corp.	47,620	4,634
	LPL Financial Holdings Inc.	20,600	4,479
	Assurant Inc.	33,799	4,249
	Lincoln National Corp.	151,700	3,908
*	NU Holdings Ltd.	472,600	3,729
	Virtu Financial Inc. Class A	188,100	3,215
	Truist Financial Corp.	102,300	3,105
	BlackRock Inc.	4,472	3,091
*	StoneCo. Ltd. Class A	223,700	2,850
	Regions Financial Corp.	141,263	2,517
*	Flywire Corp.	80,000	2,483
	Comerica Inc.	58,247	2,467
	Western Union Co.	200,400	2,351
	First Horizon Corp.	206,200	2,324
	Nasdaq Inc.	45,600	2,273
	Invesco Ltd.	121,100	2,036
	Zions Bancorp NA	70,010	1,880
	Prudential Financial Inc.	20,120	1,775
	Arthur J Gallagher & Co.	6,700	1,471
	Fifth Third Bancorp	56,100	1,470
	Rithm Capital Corp.	140,300	1,312
[1]	FS KKR Capital Corp.	67,040	1,286
*	Ryan Specialty Holdings Inc. Class A	22,900	1,028
	Northern Trust Corp.	11,900	882
*	Payoneer Global Inc.	161,200	775
	Raymond James Financial Inc.	7,300	758
	Franklin Resources Inc.	27,424	732
	Burford Capital Ltd.	59,401	723
*	Encore Capital Group Inc.	14,800	720
	Aflac Inc.	8,900	621
	SLM Corp.	36,500	596
*	Marqeta Inc. Class A	121,400	591
	Citizens Financial Group Inc.	21,907	571
*	AvidXchange Holdings Inc.	54,099	562
	American Equity Investment Life Holding Co.	10,600	552
	Unum Group	10,900	520
	American Financial Group Inc.	4,200	499
	Aon plc Class A (XNYS)	1,300	449
	AGNC Investment Corp.	35,900	364
	Ally Financial Inc.	13,100	354

		Shares	Market Value ($000)
	Mercury General Corp.	11,400	345
*	PagSeguro Digital Ltd. Class A	34,300	324
	Enact Holdings Inc.	12,499	314
	Ladder Capital Corp. Class A	26,600	289
	Ares Management Corp. Class A	2,800	270
*	Donnelley Financial Solutions Inc.	5,612	255
*	LendingClub Corp.	26,200	255
	Two Harbors Investment Corp.	15,240	212
	Granite Point Mortgage Trust Inc.	39,200	208
	Reinsurance Group of America Inc.	1,500	208
	Houlihan Lokey Inc. Class A	2,100	206
	MGIC Investment Corp.	13,000	205
	Live Oak Bancshares Inc.	7,400	195
*	Brighthouse Financial Inc.	4,100	194
	Equitable Holdings Inc.	7,100	193
	Kinsale Capital Group Inc.	500	187
	Federated Hermes Inc.	4,900	176
[1]	TCG BDC Inc.	11,400	166
	Pathward Financial Inc.	3,500	162
[1]	Invesco Mortgage Capital REIT	13,900	159
	Erie Indemnity Co. Class A	709	149
*	MBIA Inc.	15,365	133
	Hanmi Financial Corp.	8,300	124
	Jefferies Financial Group Inc.	3,500	116
	First Foundation Inc.	28,600	114
	RLI Corp.	800	109
	Stifel Financial Corp.	1,800	107
	First Internet Bancorp	7,048	105
*	Green Dot Corp. Class A	5,551	104
	Berkshire Hills Bancorp Inc.	4,500	93
	Eagle Bancorp Inc.	4,413	93
	Central Pacific Financial Corp.	5,800	91
*	Repay Holdings Corp. Class A	11,300	88
	Bank of NT Butterfield & Son Ltd.	2,998	82
	Sixth Street Specialty Lending Inc.	4,410	82
	Victory Capital Holdings Inc. Class A	2,400	76
	BOK Financial Corp.	900	73
*	PRA Group Inc.	3,200	73
*	EZCorp. Inc. Class A	7,800	65
	Greenhill & Co. Inc.	4,200	62
	Banc of California Inc.	4,900	57
	HomeTrust Bancshares Inc.	1,462	31
*	Ocwen Financial Corp.	151	5
			1,433,872
Health Care (12.9%)
	UnitedHealth Group Inc.	330,941	159,063
	Johnson & Johnson	815,814	135,034
	Merck & Co. Inc.	981,665	113,274
	Pfizer Inc.	2,201,150	80,738
	Eli Lilly & Co.	158,440	74,305
*	Intuitive Surgical Inc.	174,395	59,633
	Gilead Sciences Inc.	697,978	53,793
*	Vertex Pharmaceuticals Inc.	149,784	52,711
*	Centene Corp.	703,178	47,429
	Bristol-Myers Squibb Co.	710,643	45,446
	AbbVie Inc.	330,567	44,537
	Elevance Health Inc.	95,899	42,607
	HCA Healthcare Inc.	138,906	42,155

		Shares	Market Value ($000)
	Amgen Inc.	188,626	41,879
*	IQVIA Holdings Inc.	169,539	38,107
	Stryker Corp.	113,729	34,698
	Agilent Technologies Inc.	276,649	33,267
	Thermo Fisher Scientific Inc.	58,009	30,266
	CVS Health Corp.	410,400	28,371
	McKesson Corp.	61,032	26,080
	Cigna Group	92,363	25,917
*	Biogen Inc.	90,188	25,690
	Danaher Corp.	105,200	25,248
	Becton Dickinson and Co.	88,092	23,257
	AmerisourceBergen Corp. Class A	116,007	22,323
*	DexCom Inc.	160,646	20,645
*	Edwards Lifesciences Corp.	205,072	19,344
	Abbott Laboratories	146,728	15,996
*	Align Technology Inc.	44,496	15,736
*	Hologic Inc.	191,215	15,483
*	Regeneron Pharmaceuticals Inc.	19,154	13,763
*	Mettler-Toledo International Inc.	9,848	12,917
*	Molina Healthcare Inc.	41,370	12,462
	Zoetis Inc.	67,890	11,691
	Cardinal Health Inc.	116,423	11,010
	Universal Health Services Inc. Class B	66,475	10,488
	GE Healthcare Inc.	105,868	8,601
	Baxter International Inc.	186,900	8,515
*	IDEXX Laboratories Inc.	16,859	8,467
*	Boston Scientific Corp.	140,493	7,599
*	Incyte Corp.	106,560	6,633
	West Pharmaceutical Services Inc.	17,020	6,510
	Zimmer Biomet Holdings Inc.	41,028	5,974
*	ACADIA Pharmaceuticals Inc.	243,700	5,837
*	BioMarin Pharmaceutical Inc.	64,600	5,600
*	Bio-Rad Laboratories Inc. Class A	12,740	4,830
	DENTSPLY SIRONA Inc.	104,783	4,193
	Medtronic plc	44,286	3,902
*	Inspire Medical Systems Inc.	11,500	3,733
	Humana Inc.	7,946	3,553
*	Alnylam Pharmaceuticals Inc.	16,400	3,115
*	Medpace Holdings Inc.	10,404	2,499
	ResMed Inc.	11,233	2,454
*	Neogen Corp.	106,100	2,308
*	Sarepta Therapeutics Inc.	18,800	2,153
*	Elanco Animal Health Inc. (XNYS)	200,300	2,015
*	Henry Schein Inc.	24,701	2,003
*	Option Care Health Inc.	60,600	1,969
*	Revance Therapeutics Inc.	59,700	1,511
*	Veradigm Inc.	110,300	1,390
	Embecta Corp.	62,100	1,341
*	Catalent Inc.	30,700	1,331
	Laboratory Corp. of America Holdings	5,268	1,271
*	Myriad Genetics Inc.	51,202	1,187
*	Nevro Corp.	45,500	1,157
	Viatris Inc.	115,921	1,157
*	Travere Thrapeutics Inc.	69,400	1,066
*	Syneos Health Inc.	23,954	1,009
*	Amylyx Pharmaceuticals Inc.	46,500	1,003
*	iRhythm Technologies Inc.	8,700	908
*	Intercept Pharmaceuticals Inc.	77,588	858

		Shares	Market Value ($000)
*	DaVita Inc.	7,775	781
*	Sage Therapeutics Inc.	16,500	776
	Organon & Co.	36,927	768
	Alcon Inc.	9,000	739
*	Tandem Diabetes Care Inc.	28,400	697
*	PTC Therapeutics Inc.	14,700	598
*	TransMedics Group Inc.	6,700	563
*	Amedisys Inc.	6,100	558
	Revvity Inc.	4,613	548
*	Pacific Biosciences of California Inc.	40,300	536
*	QIAGEN NV	11,100	500
*	Aurinia Pharmaceuticals Inc.	51,363	497
*	Immunovant Inc.	26,100	495
*	Owens & Minor Inc.	23,900	455
	Patterson Cos. Inc.	13,600	452
*	Zimvie Inc.	37,648	423
*	Integra LifeSciences Holdings Corp.	9,600	395
*	Quanterix Corp.	17,200	388
*	Acadia Healthcare Co. Inc.	4,700	374
*	Maravai LifeSciences Holdings Inc. Class A	28,900	359
*	Shockwave Medical Inc.	1,200	343
*	Community Health Systems Inc.	72,800	320
*	Neurocrine Biosciences Inc.	3,300	311
*	Natera Inc.	6,100	297
*	OptimizeRx Corp.	20,674	295
*	Corcept Therapeutics Inc.	12,900	287
*	Atara Biotherapeutics Inc.	172,100	277
*	Pediatrix Medical Group Inc.	19,400	276
*	Hims & Hers Health Inc.	27,200	256
*	Semler Scientific Inc.	8,114	213
*	CareDx Inc.	24,300	207
*	R1 RCM Inc.	10,800	199
	Bruker Corp.	2,600	192
*	Accuray Inc.	47,200	183
	Bio-Techne Corp.	2,000	163
*	Coherus Biosciences Inc.	37,800	161
*,1	OPKO Health Inc.	66,700	145
*	Codexis Inc.	50,500	141
*	LivaNova plc	2,400	123
*	Fulcrum Therapeutics Inc.	35,700	118
*	Lexicon Pharmaceuticals Inc.	50,900	117
*	ADMA Biologics Inc.	29,500	109
*	REVOLUTION Medicines Inc.	4,000	107
*	MiMedx Group Inc.	15,600	103
*	Ventyx Biosciences Inc.	2,989	98
*	Allakos Inc.	22,100	96
*	OmniAb Inc.	18,600	94
*	Alkermes plc	2,700	85
*	NanoString Technologies Inc.	20,400	83
*	Fate Therapeutics Inc.	16,800	80
*	Taro Pharmaceutical Industries Ltd.	2,100	80
*	AngioDynamics Inc.	7,101	74
*	Teladoc Health Inc.	2,800	71
*,1	Sharecare Inc.	38,818	68
*	10X Genomics Inc.	1,200	67
*	Enhabit Inc.	5,597	64
*	Paratek Pharmaceuticals Inc.	28,500	63
*	Pliant Therapeutics Inc.	3,384	61

		Shares	Market Value ($000)
*	C4 Therapeutics Inc.	21,492	59
*	Sotera Health Co.	2,800	53
*	Alphatec Holdings Inc.	2,600	47
*	Karuna Therapeutics Inc.	200	43
*	Stoke Therapeutics Inc.	3,306	35
*	Joint Corp.	2,500	34
*	ViewRay Inc.	32,167	11
*	Avantor Inc.	100	2
*,2	Radius Health Inc. CVR	17,800	1
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $1)	65	—
			1,600,229
Industrials (9.7%)
	Caterpillar Inc.	321,726	79,161
	Automatic Data Processing Inc.	296,140	65,089
	PACCAR Inc.	668,663	55,934
	WW Grainger Inc.	68,295	53,857
	Deere & Co.	130,582	52,911
	Textron Inc.	577,679	39,068
	United Rentals Inc.	86,668	38,599
	Lockheed Martin Corp.	83,199	38,303
	Paychex Inc.	341,910	38,249
	General Dynamics Corp.	177,424	38,173
	Paycom Software Inc.	107,707	34,600
	Fastenal Co.	580,764	34,259
	Illinois Tool Works Inc.	121,924	30,501
	Otis Worldwide Corp.	334,607	29,783
	Trane Technologies plc	144,939	27,721
*	Delta Air Lines Inc.	577,811	27,469
	Republic Services Inc. Class A	171,638	26,290
	Cintas Corp.	49,830	24,769
*	United Airlines Holdings Inc.	445,084	24,422
	United Parcel Service Inc. Class B (XNYS)	134,385	24,089
	Eaton Corp. plc	111,863	22,496
*	Alaska Air Group Inc.	389,889	20,734
*	American Airlines Group Inc.	1,134,669	20,356
	Xylem Inc.	177,200	19,956
	Parker-Hannifin Corp.	50,367	19,645
	Fortive Corp.	251,185	18,781
	AMETEK Inc.	110,094	17,822
	Johnson Controls International plc	258,460	17,611
	Union Pacific Corp.	77,300	15,817
	A O Smith Corp.	182,400	13,275
	TransDigm Group Inc.	13,806	12,345
	Verisk Analytics Inc. Class A	53,961	12,197
	General Electric Co.	107,600	11,820
	L3Harris Technologies Inc.	60,000	11,746
*	Uber Technologies Inc.	268,600	11,595
	Carrier Global Corp.	230,402	11,453
	Waste Management Inc.	65,110	11,291
	Honeywell International Inc.	53,336	11,067
	Snap-on Inc.	35,700	10,288
	IDEX Corp.	47,725	10,273
	Emerson Electric Co.	109,885	9,932
*	Copart Inc.	101,341	9,243
	Allegion plc	57,384	6,887
*	Boeing Co.	31,797	6,714
	3M Co.	64,230	6,429
	Southwest Airlines Co.	154,260	5,586

		Shares	Market Value ($000)
	Northrop Grumman Corp.	10,800	4,923
	Ingersoll Rand Inc. (XYNS)	60,700	3,967
*	WillScot Mobile Mini Holdings Corp.	76,000	3,632
	Raytheon Technologies Corp.	36,134	3,540
	Pentair plc	45,400	2,933
*	Fluor Corp.	91,500	2,708
	Copa Holdings SA Class A	23,800	2,632
	Leidos Holdings Inc.	28,100	2,486
*	Masterbrand Inc.	185,800	2,161
	WESCO International Inc.	11,000	1,970
	FedEx Corp.	7,900	1,958
*	Trex Co. Inc.	28,501	1,869
	Norfolk Southern Corp.	7,000	1,587
*	AerCap Holdings NV	24,000	1,524
	Advanced Drainage Systems Inc.	13,360	1,520
*	Array Technologies Inc.	64,200	1,451
	CH Robinson Worldwide Inc.	14,800	1,396
	Dover Corp.	8,900	1,314
	Wabash National Corp.	41,400	1,061
	Waste Connections Inc. (XTSE)	7,300	1,043
*	Verra Mobility Corp. Class A	52,700	1,039
	Expeditors International of Washington Inc.	8,200	993
*	Parsons Corp.	18,000	867
*	Legalzoom.com Inc.	71,033	858
	Jacobs Solutions Inc.	6,800	808
	BWX Technologies Inc.	11,200	802
*	Upwork Inc.	85,700	800
	Masco Corp.	13,913	798
	Sensata Technologies Holding plc	15,500	697
	Hexcel Corp.	9,100	692
	Fortune Brands Innovations Inc.	9,600	691
	Allison Transmission Holdings Inc.	11,600	655
	Pitney Bowes Inc.	143,700	509
	REV Group Inc.	37,700	500
	EMCOR Group Inc.	2,700	499
*	Enviri Corp.	49,900	493
	AECOM	5,700	483
*	Conduent Inc.	141,400	481
	Rockwell Automation Inc.	1,300	428
	Equifax Inc.	1,800	424
	Rollins Inc.	9,800	420
*	Triumph Group Inc.	33,300	412
*	Middleby Corp.	2,500	370
	Shyft Group Inc.	16,300	360
	Werner Enterprises Inc.	8,000	353
	Air Lease Corp. Class A	8,000	335
*	Builders FirstSource Inc.	2,300	313
*	PGT Innovations Inc.	10,100	294
	nVent Electric plc	4,945	256
	Enerpac Tool Group Corp. Class A	9,100	246
*	Saia Inc.	700	240
*	Kornit Digital Ltd.	8,000	235
*	Atkore Inc.	1,500	234
	Schneider National Inc. Class B	6,400	184
*,1	FuelCell Energy Inc.	81,300	176
*	Ceridian HCM Holding Inc.	2,600	174
	Lennox International Inc.	500	163
	Marten Transport Ltd.	7,362	158

		Shares	Market Value ($000)
*	Great Lakes Dredge & Dock Corp.	19,100	156
*	Stericycle Inc.	3,300	153
	Encore Wire Corp.	800	149
	Triton International Ltd.	1,700	142
	GrafTech International Ltd.	24,142	122
*	3D Systems Corp.	11,100	110
*	Fluence Energy Inc.	3,700	99
*	Franklin Covey Co.	1,897	83
	Howmet Aerospace Inc.	1,600	79
	HEICO Corp.	428	76
*	Babcock & Wilcox Enterprises Inc.	11,900	70
	Rush Enterprises Inc. Class A	1,150	70
*	Mercury Systems Inc.	1,900	66
	Covenant Logistics Group Inc. Class A	1,400	61
*	Northwest Pipe Co.	1,800	54
*	IBEX Holdings Ltd.	2,100	45
*	Quad/Graphics Inc.	11,500	43
*	Lyft Inc. Class A	3,400	33
	Mueller Water Products Inc. Class A	1,800	29
			1,194,361
Information Technology (28.4%)
	Apple Inc.	4,687,643	909,262
	Microsoft Corp.	2,558,984	871,436
	NVIDIA Corp.	814,012	344,343
	Broadcom Inc.	158,257	137,277
	Cisco Systems Inc.	2,000,449	103,503
	Accenture plc Class A	259,499	80,076
*	Fortinet Inc.	980,774	74,137
	KLA Corp.	137,381	66,633
	QUALCOMM Inc.	519,100	61,794
*	Adobe Inc.	111,705	54,623
*	Cadence Design Systems Inc.	228,354	53,554
	Applied Materials Inc.	367,844	53,168
	NXP Semiconductors NV	254,486	52,088
	Texas Instruments Inc.	284,316	51,183
*	Synopsys Inc.	114,169	49,710
	Lam Research Corp.	56,704	36,453
*	ServiceNow Inc.	64,807	36,420
*	Salesforce Inc.	142,557	30,117
*	VeriSign Inc.	132,266	29,888
*	Gartner Inc.	82,905	29,042
*	Palo Alto Networks Inc.	111,120	28,392
	Microchip Technology Inc.	285,109	25,543
	Cognizant Technology Solutions Corp. Class A	338,478	22,096
*	ON Semiconductor Corp.	215,700	20,401
	HP Inc.	595,014	18,273
	Intel Corp.	498,696	16,676
*	ANSYS Inc.	50,490	16,675
	International Business Machines Corp.	103,702	13,876
	Roper Technologies Inc.	28,377	13,644
	Vontier Corp.	403,000	12,981
*	Autodesk Inc.	57,900	11,847
	NetApp Inc.	149,893	11,452
	CDW Corp.	53,304	9,781
*	Akamai Technologies Inc.	98,543	8,856
	Juniper Networks Inc.	261,385	8,189
*	DocuSign Inc. Class A	153,300	7,832
	Oracle Corp.	60,780	7,238

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	385,749	6,481
	Motorola Solutions Inc.	21,655	6,351
*	Lattice Semiconductor Corp.	63,900	6,139
*	Keysight Technologies Inc.	35,285	5,908
	Teradyne Inc.	52,899	5,889
*	Western Digital Corp.	149,367	5,666
	InterDigital Inc.	49,267	4,757
*	Qorvo Inc.	45,600	4,653
*	Check Point Software Technologies Ltd.	36,800	4,623
*	Flex Ltd.	164,200	4,539
*	Fair Isaac Corp.	5,600	4,532
	Amdocs Ltd.	43,600	4,310
	Gen Digital Inc. (XNGS)	214,999	3,988
	Amphenol Corp. Class A	39,000	3,313
*	Pure Storage Inc. Class A	89,600	3,299
*	Dynatrace Inc.	62,100	3,196
*	Arista Networks Inc.	19,392	3,143
	Analog Devices Inc.	14,400	2,805
*	Kyndryl Holdings Inc.	192,400	2,555
*	Palantir Technologies Inc. Class A	151,149	2,317
*	Box Inc. Class A	75,204	2,210
*	Canadian Solar Inc.	51,800	2,004
	Intuit Inc.	4,180	1,915
	Corning Inc.	53,000	1,857
*	Nutanix Inc. Class A	63,900	1,792
*	First Solar Inc.	9,300	1,768
*	Enphase Energy Inc.	10,500	1,759
*	EPAM Systems Inc.	7,100	1,596
*	Varonis Systems Inc. Class B	55,200	1,471
*	Trimble Inc.	21,600	1,144
*	Workiva Inc. Class A	10,500	1,067
*	Asana Inc. Class A	45,500	1,003
*	Teradata Corp.	17,900	956
*	Digital Turbine Inc.	98,700	916
*	Infinera Corp.	186,600	901
*	Appian Corp. Class A	16,665	793
*	NetScout Systems Inc.	23,900	740
*	Splunk Inc.	6,700	711
*	Impinj Inc.	7,600	681
	TE Connectivity Ltd.	4,800	673
*	LiveRamp Holdings Inc.	22,600	645
	Ebix Inc.	25,397	640
*	New Relic Inc.	9,700	635
*	DXC Technology Co.	23,479	627
	Seagate Technology Holdings plc	9,300	575
*	Rambus Inc.	8,700	558
*	VMware Inc. Class A	3,700	532
*	ACI Worldwide Inc.	21,400	496
*	Q2 Holdings Inc.	15,600	482
*	MaxLinear Inc.	14,700	464
*	HubSpot Inc.	800	426
*	Photronics Inc.	14,830	382
*	Yext Inc.	30,900	350
*	TTM Technologies Inc.	24,500	341
*	Dropbox Inc. Class A	12,600	336
*	MACOM Technology Solutions Holdings Inc. Class H	4,335	284
	Badger Meter Inc.	1,900	280
*	Cognyte Software Ltd.	41,900	255

		Shares	Market Value ($000)
*,1	Maxeon Solar Technologies Ltd.	9,000	253
*	Semtech Corp.	9,400	239
*	Celestica Inc.	16,300	236
*	Everbridge Inc.	8,700	234
*	Smartsheet Inc. Class A	5,800	222
*	Silicon Laboratories Inc.	1,400	221
*	PDF Solutions Inc.	4,800	217
*	Rapid7 Inc.	4,200	190
*	CommScope Holding Co. Inc.	33,200	187
*	Grid Dynamics Holdings Inc.	19,700	182
*	Extreme Networks Inc.	6,700	175
*	Domo Inc. Class B	11,800	173
*	Zeta Global Holdings Corp.	20,023	171
*	Tower Semiconductor Ltd.	4,300	161
[1]	Ubiquiti Inc.	800	141
	Immersion Corp.	18,600	132
*	Upland Software Inc.	36,100	130
*	Kopin Corp.	58,064	125
*	Zuora Inc. Class A	11,200	123
*	Arlo Technologies Inc.	10,800	118
*	Model N Inc.	3,200	113
*	Avid Technology Inc.	4,400	112
*	SolarEdge Technologies Inc.	400	108
*	Unisys Corp.	25,679	102
	AudioCodes Ltd.	11,100	101
*	LivePerson Inc.	21,797	99
*	Freshworks Inc. Class A	5,651	99
	Clear Secure Inc. Class A	4,200	97
*	Expensify Inc. Class A	12,200	97
*	Lightspeed Commerce Inc.	5,228	88
*	Cerence Inc.	2,988	87
*	Amplitude Inc. Class A	7,100	78
*	Allegro MicroSystems Inc.	1,600	72
*	Daktronics Inc.	10,900	70
*	WM Technology Inc.	78,764	66
*	Rimini Street Inc.	13,052	63
*	Sanmina Corp.	900	54
*	SecureWorks Corp. Class A	5,050	37
*	Brightcove Inc.	8,844	35
*	eGain Corp.	303	2
*	Casa Systems Inc.	842	1
			3,506,399
Materials (1.5%)
	Linde plc	81,418	31,027
	Steel Dynamics Inc.	211,563	23,046
	CF Industries Holdings Inc.	278,449	19,330
	LyondellBasell Industries NV Class A	133,488	12,258
	Air Products and Chemicals Inc.	38,716	11,597
	Nucor Corp.	70,295	11,527
	Newmont Corp.	268,700	11,463
	Dow Inc.	215,100	11,456
	Westrock Co.	343,354	9,981
	Corteva Inc.	102,800	5,890
	PPG Industries Inc.	35,685	5,292
	Nutrien Ltd.	87,400	5,161
	Packaging Corp. of America	34,474	4,556
	Freeport-McMoRan Inc.	64,100	2,564
	Mosaic Co.	63,700	2,230

		Shares	Market Value ($000)
	Martin Marietta Materials Inc.	3,953	1,825
	Ecolab Inc.	9,459	1,766
	Sherwin-Williams Co.	5,800	1,540
*	ATI Inc.	32,699	1,446
	DuPont de Nemours Inc.	18,800	1,343
	Wheaton Precious Metals Corp.	27,500	1,189
	United States Steel Corp.	42,600	1,065
	Warrior Met Coal Inc.	24,482	954
	Southern Copper Corp.	11,800	847
*	LSB Industries Inc.	84,400	831
	Sealed Air Corp.	20,300	812
	Vulcan Materials Co.	3,200	721
	Alamos Gold Inc. Class A	48,000	572
*	Summit Materials Inc. Class A	13,700	519
*	Intrepid Potash Inc.	21,610	490
*	Cleveland-Cliffs Inc.	24,700	414
	Graphic Packaging Holding Co.	15,500	372
*	Livent Corp.	7,600	209
	Orion Engineered Carbons SA	9,300	197
*	Alto Ingredients Inc.	65,900	190
	Barrick Gold Corp. (XTSE)	9,207	156
	Tronox Holdings plc	12,200	155
	Ashland Inc.	1,700	148
*	Century Aluminum Co.	13,400	117
	Hecla Mining Co.	18,877	97
	SunCoke Energy Inc.	11,039	87
*	Ingevity Corp.	1,400	81
*	Glatfelter Corp.	20,300	61
*	Coeur Mining Inc.	20,768	59
*	Arconic Corp.	1,500	44
	Valhi Inc.	895	12
			185,697
Other (0.2%)
	SPDR S&P 500 ETF Trust	46,400	20,568
*,2	Aduro Biotech Inc. CVR	67	—
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—
*,2	Strongbridge Biopharm CVR	335	—
*,2	GCI Liberty Inc.	100	—
			20,568
Real Estate (1.6%)
	Regency Centers Corp.	471,956	29,153
	Host Hotels & Resorts Inc.	1,723,092	29,000
	Federal Realty Investment Trust	173,201	16,761
	Mid-America Apartment Communities Inc.	102,025	15,493
	Public Storage	50,039	14,605
	Crown Castle Inc.	123,900	14,117
	SBA Communications Corp. Class A	57,550	13,338
*	CBRE Group Inc. Class A	118,500	9,564
	Weyerhaeuser Co.	216,744	7,263
	Ventas Inc.	150,553	7,117
	Prologis Inc.	53,100	6,512
	Simon Property Group Inc.	52,579	6,072
	Camden Property Trust	36,800	4,006
	Healthpeak Properties Inc.	176,900	3,556
	Invitation Homes Inc.	91,680	3,154
	Equity Residential	40,806	2,692
*	CoStar Group Inc.	23,200	2,065

		Shares	Market Value ($000)
	Iron Mountain Inc.	28,600	1,625
	Equinix Inc.	2,017	1,581
	Apartment Income REIT Corp.	30,200	1,090
	Kimco Realty Corp.	39,628	781
	American Tower Corp.	4,000	776
	Agree Realty Corp.	11,600	759
*	Anywhere Real Estate Inc.	103,000	688
	Newmark Group Inc. Class A	104,600	651
*	Veris Residential Inc.	31,258	502
	WP Carey Inc.	7,100	480
	VICI Properties Inc. Class A	14,900	468
	Brixmor Property Group Inc.	13,200	290
	Phillips Edison & Co. Inc.	6,900	235
	Park Hotels & Resorts Inc.	16,100	206
	Industrial Logistics Properties Trust	62,100	205
	Hersha Hospitality Trust Class A	31,500	192
	STAG Industrial Inc.	5,000	179
	Apartment Investment and Management Co. Class A	18,800	160
	Retail Opportunity Investments Corp.	11,300	153
	Essential Properties Realty Trust Inc.	6,100	144
	Safehold Inc.	6,000	142
	Macerich Co.	10,400	117
	AvalonBay Communities Inc.	600	114
	Innovative Industrial Properties Inc.	1,100	80
	Essex Property Trust Inc.	300	70
	Douglas Elliman Inc.	26,565	59
	LXP Industrial Trust	3,300	32
	Hudson Pacific Properties Inc.	4,100	17
*,1	Five Point Holdings LLC Class A	1,622	5
			196,269
Utilities (1.3%)
	NiSource Inc.	650,775	17,799
	AES Corp.	808,800	16,766
	Evergy Inc.	273,790	15,995
	Pinnacle West Capital Corp.	170,631	13,900
	Dominion Energy Inc.	261,500	13,543
	Consolidated Edison Inc.	139,059	12,571
	American Electric Power Co. Inc.	141,765	11,937
	Duke Energy Corp.	113,200	10,159
	Xcel Energy Inc.	148,874	9,255
	Public Service Enterprise Group Inc.	144,794	9,065
	PPL Corp.	165,621	4,382
	DTE Energy Co.	36,800	4,049
	Constellation Energy Corp.	43,149	3,950
	Sempra Energy (XNYS)	15,340	2,233
*	PG&E Corp.	121,600	2,101
	Entergy Corp.	21,400	2,084
	CenterPoint Energy Inc.	70,600	2,058
	Alliant Energy Corp.	38,100	1,999
	NextEra Energy Inc.	20,647	1,532
	Exelon Corp.	26,700	1,088
	Eversource Energy	13,000	922
	FirstEnergy Corp.	22,600	879
	WEC Energy Group Inc.	9,050	799
	PNM Resources Inc.	4,111	185
	Clearway Energy Inc. Class C	4,900	140
*	Montauk Renewables Inc.	14,873	111

		Shares	Market Value ($000)
	Edison International	1,100	76
			159,578
Total Common Stocks (Cost $8,093,993)			11,942,816
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[4,5]	Vanguard Market Liquidity Fund, 5.150% (Cost $379,238)	3,793,744	379,298
Total Investments (99.8%) (Cost $8,473,231)			12,322,114
Other Assets and Liabilities—Net (0.2%)			22,255
Net Assets (100%)			12,344,369
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,346,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $0, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,888,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	1,732	388,682	11,361
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,942,815	—	1	11,942,816
Temporary Cash Investments	379,298	—	—	379,298
Total	12,322,113	—	1	12,322,114
Derivative Financial Instruments
Assets
Futures Contracts[1]	11,361	—	—	11,361
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.